Consolidated Balance Sheets - USD ($)	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS
Cash	$ 2,236,837	$ 158,433
Accounts receivable	37,243
Inventories	340,425	10,827
Deposits and other assets	90,831	122,876
Prepaid expenses	22,838	19,919
Total current assets	2,728,174	312,055
PROPERTY AND EQUIPMENT, net	1,901	7,755
INTANGIBLE ASSETS, net	426,610	430,770
TOTAL ASSETS	3,156,685	750,580
CURRENT LIABILITIES
Accrued payroll and payroll related expenses	3,490,225	3,510,464
Accounts payable and accrued expenses	603,391	657,094
Fees payable to directors	418,546	418,546
Employee settlement	50,000	50,000
Total current liabilities	4,562,162	4,636,104
COMMITMENTS AND CONTINGENCIES
Total liabilities	4,562,162	4,636,104
STOCKHOLDERS’ DEFICIT
Preferred Stock - $0.001 par value; 50,000,000 shares authorized, 0 shares issued and outstanding as of December 31, 2017 and 2016, respectively
Common stock - $0.001 par value; 400,000,000 shares authorized, 122,674,516 and 85,068,709 shares issued and outstanding December 31, 2017 and 2016, respectively	122,675	85,069
Additional paid-in-capital	56,401,069	51,963,269
Deferred compensation	(10,125)
Accumulated deficit	(57,919,096)	(55,933,862)
Total stockholders’ deficit	(1,405,477)	(3,885,524)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	$ 3,156,685	$ 750,580